[letterhead of K&L Gates]

July 24, 2013

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:	FPA Funds Trust
1933 Act File No. 33-79858
1940 Act File No. 811-8544
Preliminary Proxy Statement

Dear Sir or Madam:

On behalf of FPA International Value Fund (the “Fund”), a series of FPA Funds Trust, transmitted herewith for filing pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934 is a preliminary proxy statement (the “Proxy Statement”) to be used in connection with the Special Meeting of Shareholders of the Fund to be held in September 2013 (the “Meeting”).  The Proxy Statement and related materials consist of a Letter to Shareholders, a Notice of Special Meeting of Shareholders, responses to “Frequently Asked Questions,” the Proxy Statement and form of proxy.  We understand no filing fee is applicable and, accordingly, no fee is included herein.

The Meeting will be held for shareholders of the Fund to consider changing the Fund from a diversified fund to a non-diversified fund.  Definitive proxy materials are expected to be mailed to shareholders in early August 2013.

We would appreciate comments as soon as possible.  If you have any questions or comments regarding the foregoing, please contact me at (415) 249-1053 or my colleague Mark D. Perlow at (415) 249-1070.

Sincerely,

/s/ Kurt J. Decko
Kurt J. Decko

cc:	J. Richard Atwood
Sherry Sasaki
First Pacific Advisors, LLC

Mark D. Perlow
K&L Gates LLP

Enclosures